LEASES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020	May 21, 2021
Short-term lease liabilities				$ 166,000
Imputed interest		$ 3,000	$ 40,000
Mission US Manhattan [Member]
Long-term lease liabilities		0
Short-term lease liabilities		183,000
Total operating lease liabilities		183,000
2022		209,000
2023		0
2024		0
2025		0
2026		0
2027		$ 0
Discount rate		5.50%
Total undiscounted minimum future payments		$ 209,000
Imputed interest		(26,000)
Undiscounted Cash Flows [Member]
Long-term lease liabilities	$ 10,514,000	5,835,000
Short-term lease liabilities	3,781,000	3,344,000
Total operating lease liabilities	14,295,000	9,179,000
2022	2,383,000	3,146,000
2023	2,728,000	1,724,000
2024	2,724,000	1,739,000
2025	2,434,000	1,518,000
2026	2,063,000	1,077,000
2027	1,388,000	455,000
Total undiscounted minimum future payments	16,546,000	9,659,000
Imputed interest	$ (2,251,000)	(480,000)
Mission UK Fitzroy [Member]
Long-term lease liabilities		2,198,000
Short-term lease liabilities		363,000
Total operating lease liabilities		2,561,000
2022		496,000
2023		650,000
2024		650,000
2025		650,000
2026		$ 542,000
Discount rate		5.50%
Total undiscounted minimum future payments		$ 2,988,000
Imputed interest		(427,000)
Mission US Brooklyn [Member]
Long-term lease liabilities		2,200,000
Short-term lease liabilities		908,000
Total operating lease liabilities		3,108,000
2022		460,000
2023		497,000
2024		509,000
2025		522,000
2026		535,000
2027		$ 455,000
Discount rate		5.50%
Total undiscounted minimum future payments		$ 2,978,000
Imputed interest		130,000
Corporate Englewood [Member]
Long-term lease liabilities		18,000
Short-term lease liabilities		56,000
Total operating lease liabilities		74,000
2022		55,000
2023		19,000
2024		0
2025		0
2026		0
2027		$ 0
Discount rate		5.50%
Total undiscounted minimum future payments		$ 74,000
Imputed interest		0
Troika Gower [Member]
Long-term lease liabilities		1,419,000
Short-term lease liabilities		951,000
Total operating lease liabilities		2,370,000
2022		1,043,000
2023		558,000
2024		580,000
2025		346,000
2026		0
2027		$ 0
Discount rate		5.50%
Total undiscounted minimum future payments		$ 2,527,000
Imputed interest		(157,000)
Troika LaBrea[Member]
Long-term lease liabilities		0
Short-term lease liabilities		883,000
Total operating lease liabilities		883,000
2022		883,000
2023		0
2024		0
2025		0
2026		0
2027		$ 0
Discount rate		5.50%
Total undiscounted minimum future payments		$ 883,000
Imputed interest		$ 0